BUSINESS COMBINATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Sep. 01, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 02, 2020	Jun. 01, 2020	Feb. 13, 2020
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				2,237,000
[custom:BusinessCombinationOfDeferredConsideration-0]		$ 6,000		$ 6,000					$ 5,958
Amount allocated to goodwill		20,900		20,900
Business Acquisition, Transaction Costs		900		900
Revenue		209,563	$ 179,557	421,287	$ 347,941
Net income		7,034	$ 17,695	19,184	$ 35,086
SAPESCO [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred				16,958
Payments to Acquire Businesses, Gross				$ 16,958
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				2,237,000
Average per share price								$ 5.37
Revenue		3,900		$ 3,900
Net income		$ 100		$ 100
Sale and Purchase Agreement [Member] | Forecast [Member]
Business Acquisition [Line Items]
Business combination issued in equity earn-outs							$ 11,700
Receivables earn-eut shares contingency fair value							$ 0
Sale and Purchase Agreement [Member] | Forecast [Member] | Minimum [Member]
Business Acquisition [Line Items]
Average per share price							$ 10
Sale and Purchase Agreement [Member] | Forecast [Member] | Maximum [Member]
Business Acquisition [Line Items]
Average per share price							11.70
Sale and Purchase Agreement [Member] | Additional Earn-Out Shares [Member] | Forecast [Member]
Business Acquisition [Line Items]
Average per share price						$ 9
Sale and Purchase Agreement [Member] | NESR Additional Shares [Member] | Forecast [Member] | Minimum [Member]
Business Acquisition [Line Items]
Average per share price							10
Sale and Purchase Agreement [Member] | NESR Additional Shares [Member] | Forecast [Member] | Maximum [Member]
Business Acquisition [Line Items]
Average per share price							$ 11.70
Sale and Purchase Agreement [Member] | Subsequent Event [Member] | Cash Earn-Out [Member]
Business Acquisition [Line Items]
Receivables	$ 6,900
Sale and Purchase Agreement [Member] | SAPESCO [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired										99.70%
Sale and Purchase Agreement [Member] | SAPESCO [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	99.70%
Business Combination, Consideration Transferred	$ 11,000
Payments to Acquire Businesses, Gross	$ 17,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,237,000
Sale and Purchase Agreement [Member] | SAPESCO [Member] | Subsequent Event [Member] | Three Equal Installments [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 6,000
[custom:ConversionPricePerShare-0]	$ 10.00